Commitments and Contingencies	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 7 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a t
a
rget company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on December 3, 2020, the holders of the shares of Founders Stock, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the shares of Founders Stock) will have registration rights to require the Company to register a sale of any securities held by them. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,067,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
The underwriters agreed that they will not receive any underwriting discounts or commissions on up to 10% of the Units sold in the Initial Public Offering that may be purchased by certain investors identified by the Sponsor. As a result, the underwriters did not receive $450,000 of the 2% upfront underwriting discount and $787,500 of the 3.5% deferred underwriting discount, in each case attributable to Units sold to certain investors identified by the Sponsor.

Note 5 — Commitments and Contingencies
Registration Rights
The holders of shares of Founders Stock, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders had certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of Initial Public Offering to purchase up to 3,300,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised their over- allotment option in full prior to the consummation of the Initial Public Offering.
The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $4.6 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred fee of $0.35 per Unit, or approximately $8.0 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Proposed Business Combination
Business Combination Agreement
On May 6, 2021, Live Oak Acquisition Corp. II, a Delaware corporation (“LOKB”), Live Oak Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of LOKB (“Merger Sub”), and Navitas Semiconductor Limited, a private company limited by shares organized under the Laws of Ireland (“Navitas Ireland”) with a dual existence as a domesticated limited liability company in the State of Delaware as Navitas Semiconductor Ireland, LLC, a Delaware limited liability company (“Navitas Delaware” and, together with Navitas Ireland, the “Company”), entered into a business combination agreement and plan of reorganization (the “Business Combination Agreement”), pursuant to which, among other things, LOKB will be obligated to commence a tender offer for the entire issued share capital of Navitas Ireland other than certain Navitas Ireland Restricted
Shares (as defined below) (the “Tender Offer”), and Merger Sub will merge with and into Navitas Delaware (the “Merger” and together with the other transactions related thereto, the “Proposed Transactions”), with Navitas Delaware surviving the Merger as a wholly owned subsidiary of LOKB, and as a result of the Tender Offer and the Merger, the Company will be a wholly owned direct subsidiary of LOKB. The parties expect the Proposed Transactions to be completed in the third calendar quarter of 2021, subject to, among other things, the approval of the Proposed Transactions by the Company’s shareholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions.
Shareholder Support Agreement
Concurrently with the execution and delivery of the Business Combination Agreement, the Company and certain shareholders of the Company entered into a Shareholder Tender and Support Agreement (the “Support Agreement”), pursuant to which, among other things, certain shareholders of the Company holding at least 80% of each class of the issued and allotted Navitas Ireland shares and as holders of a number of issued and outstanding Navitas Delaware shares sufficient to constitute more than 50% percent of the interest in the profits of Navitas Delaware, (a) irrevocably agree to accept the offer in respect of their Navitas Ireland shares made pursuant to the Tender Offer and (b) irrevocably agree to vote their Navitas Delaware shares in favor of the Business Combination Agreement, the Merger and the other Proposed Transactions. The Support Agreement will terminate upon the earlier to occur of: (i) the termination of the Business Combination Agreement in accordance with its terms and (ii) the occurrence of both the acceptance time of the Tender Offer and the Effective Time of the Merger.
Amended and Restated Registration Rights Agreement
In connection with the Merger closing (the “Closing”), that certain Registration Rights Agreement dated December 2, 2020 (the “IPO Registration Rights Agreement”) will be amended and restated and LOKB, certain persons and entities holding securities of LOKB prior to the Closing (the “Initial Holders”) and certain persons and entities receiving LOKB Class A Common Stock or instruments exercisable for LOKB Class A Common Stock in connection with the Proposed Transactions (the “New Holders” and together with the Initial Holders, the “Reg Rights Holders”) will enter into the amended and restated registration rights agreement attached as Exhibit B to the Business Combination Agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, LOKB will agree that, within 30 calendar days after the Closing, LOKB will file with the SEC (at LOKB’s sole cost and expense) a registration statement registering the resale of certain securities held by or issuable to the Initial Holders and the New Holders (the “Shelf Registration”), and LOKB will use its commercially reasonable efforts to have the Shelf Registration become effective as soon as reasonably practicable after the filing thereof. In certain circumstances, the Reg Rights Holders can demand up to three underwritten offerings and will be entitled to customary piggyback registration rights.
Lock-Up Agreements
Concurrently with the Company entering into the Business Combination Agreement, certain stockholders of the Company, whose ownership interests represent approximately 75% of the outstanding Company Common Shares (voting on an as-converted basis) in the aggregate, have agreed, subject to certain customary exceptions, not to effect any (a) direct or indirect sale, assignment, pledge, hypothecation, grant of any option to purchase or otherwise dispose of or agreement to dispose of, or establishment of increase of a put equivalent position or liquidation with respect to or decrease of a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to, any security, (b) entry into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b), in each case, for the relevant lock-up period.
With respect to significant shareholders of the Company, holding approximately 59% of the outstanding Company Common Shares (on an as-converted basis), the lock-up period is one year after the Closing, subject to early release if certain metrics are achieved. With respect to management of the Company, holding approximately 13% of the outstanding Company Common Shares (on an as-converted basis), the lock-up period is up to three years, with shares being released in three equal tranches each year, subject to early release upon the satisfaction of certain price targets set forth in the Business Combination Agreement, which price targets will be based upon the volume-weighted average closing sale price of one share of LOKB Class A Common Stock quoted on the NYSE or the exchange on which the shares of LOKB Class A Common Stock are then traded, for any twenty trading days within any thirty consecutive trading day period within the Earnout Period. With respect to certain other employees of the Company, holding approximately 3% of the outstanding Company Common Shares (on an as-converted basis), the lock-up period is six months; provided that they may transfer certain shares during the ninety days immediately following the Closing.
Sponsor Letter Amendment
In connection with the entry into of the Business Combination Agreement, on May 6, 2021, LOKB, Live Oak Sponsor Partners II, LLC, a Delaware limited liability company (the “Sponsor”), and the other parties thereto entered into an amendment (the “Sponsor Letter Amendment”) to the Letter Agreement, dated December 2, 2020 (the “Letter Agreement”) by and among LOKB, its officers and directors and the Sponsor, pursuant to which Letter Agreement, among other things, the parties thereto agreed to vote their shares of LOKB Class A Common Stock in favor of the Business Combination Agreement and the other transactions contemplated by the Business Combination Agreement and not to redeem any shares of LOKB Class A Common Stock in connection with such stockholder approval. The Sponsor Letter Amendment will, effective as of and conditioned upon the Closing, amend certain provisions of the Letter Agreement to provide for an extended lock-up period with respect to certain shares of LOKB Class A Common Stock held by the Sponsor and to subject 20% of the Sponsor’s shares of LOKB Class A Common Stock to potential forfeiture in the event the threshold triggers for the earnout are not met.
Subscription Agreements
In connection with the execution of the Business Combination Agreement, on May 6, 2021, LOKB entered into separate subscription agreements (collectively, the “Subscription Agreements”) with a number of investors (collectively, the “Subscribers”), pursuant to which the Subscribers agreed to purchase, and LOKB agreed to sell to the Subscribers, an aggregate of 14,500,000 shares of LOKB Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $145,000,000, in a private placement (the “PIPE”).
The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements will take place substantially concurrently with the Closing and is contingent upon, among other customary closing conditions, the subsequent consummation of the Proposed Transactions. The purpose of the PIPE is to raise additional capital for use by the combined company following the Closing.
Pursuant to the Subscription Agreements, LOKB agreed that, within 30 calendar days after the consummation of the Proposed Transactions, LOKB will file with the SEC (at LOKB’s sole cost and expense) a registration statement registering the resale of the PIPE Shares (the “PIPE Resale Registration Statement”), and LOKB will use its commercially reasonable efforts to have the PIPE Resale Registration Statement declared effective as soon as practicable after the filing thereof.